American Funds NVIT Global Growth Fund
FUND SUMMARY: AMERICAN FUNDS NVIT GLOBAL GROWTH FUND
Objective
The American Funds NVIT Global Growth Fund (the “Fund” or “Feeder Fund”) seeks to provide long-term growth of capital.
Fees and Expenses
This table describes the fees and expenses you may pay when buying and holding shares of the Fund. Sales charges and other expenses that may be imposed by variable insurance contracts are not included. See the variable insurance contract prospectus.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		American Funds NVIT Global Growth Fund Class II Shares
Management Fees	[1]	0.53%
Distribution and/or Service (12b-1) Fees	[1]	0.25%
Other Expenses	[1]	0.60%
Total Annual Fund Operating Expenses	[1]	1.38%
Amount of Fee Waiver/Expense Reimbursement	[1][2]	(0.15%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	[1]	1.23%
[1]	The Fees and Expenses Table and the Example below reflect the aggregate expenses of both the Master Global Growth Fund (as described in the Principal Investment Strategies section below) and the Fund.
[2]	Nationwide Fund Management LLC ("Nationwide"), the Fund's master-feeder service provider, has entered into a contractual agreement with the Trust under which it will waive 0.15% of the fees that it charges for providing the Fund with those non-investment advisory services typically provided by a fund's adviser as ancillary services to its investment advisory services, which include, but are not limited to, providing necessary information to the Board of Trustees, monitoring the ongoing investment performance of the Fund, coordinating financial statements with those of the Fund, and distributing applicable documents and materials to Fund shareholders. This agreement may be changed or eliminated at any time but only with the consent of the Board of Trustees. This agreement currently runs until at least May 1, 2013 and may be renewed at that time.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example, however, does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It assumes a 5% return each year and no change in expenses. Although your actual costs may be higher or lower, based on these assumptions the cost would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
American Funds NVIT Global Growth Fund Class II shares	125	422	741	1,644

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 28% of the average value of its portfolio.
Principal Investment Strategies
The Fund invests all of its assets in the Class 1 shares of the Global Growth Fund (the “Master Global Growth Fund”), a series of American Funds Insurance Series®, a registered open-end investment company. In pursuing its investment objective, the Master Global Growth Fund invests primarily in common stocks of companies around the world that the Master Global Growth Fund’s investment adviser believes have the potential for growth. The Master Global Growth Fund may invest a portion of its assets in common stocks and other securities of companies located in emerging and developing countries. The Master Global Growth Fund expects to be invested in numerous countries. Although the Master Global Growth Fund focuses on investments in medium to larger capitalization companies, the Master Global Growth Fund’s investments are not limited to a particular capitalization size.

The Master Global Growth Fund’s investment adviser uses a system of multiple portfolio counselors in managing the Master Global Growth Fund’s assets. Under this approach, the portfolio of the Master Global Growth Fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

The Master Global Growth Fund relies on the professional judgment of its investment adviser to make decisions about the Master Global Growth Fund’s portfolio investments. The basic investment philosophy of the Master Global Growth Fund’s investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. The Master Global Growth Fund’s investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the Master Global Growth Fund’s investment adviser believes that they no longer represent relatively attractive investment opportunities.
Principal Risks
The Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund’s investments—and therefore, the value of Fund shares—may fluctuate. These changes may occur because of:

Stock market risk – the Fund could lose value if the individual stocks in which it invests or overall stock markets in which such stocks trade go down.

Foreign securities risk – foreign securities may be more volatile, harder to price and less liquid than U.S. securities. The prices of foreign securities may be further affected by other factors, such as changes in the exchange rates between the dollar and the currencies in which the securities are traded.

Emerging markets risk – a magnification of the risks that apply to all foreign investments. These risks are greater for securities of companies in emerging market countries because the countries may have less stable governments, more volatile currencies and less established markets.

Smaller company risk – smaller companies are usually less stable in price and less liquid than are larger, more established companies. Smaller companies are more vulnerable than larger companies to adverse business and economic developments and may have more limited resources. Therefore, they generally involve greater risk.

Growth style risk – growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions and market movements. In addition, growth stocks as a group may be out of favor at times and underperform the overall equity market for long periods while the market concentrates on other types of stocks, such as “value” stocks.

Master–feeder structure risk – other “feeder” funds may also invest in the Master Global Growth Fund. A larger feeder fund could have more voting power than the Fund over the operations of the Master Global Growth Fund. Also, a large–scale redemption by another feeder fund may increase the proportionate share of the costs of the Master Global Growth Fund borne by the remaining feeder fund shareholders, including the Fund.

Management risk – the Fund is subject to the risk that the methods and analyses employed by the Master Global Growth Fund’s investment adviser may not produce the desired results. This could cause the Fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

If the value of the Fund’s investments goes down, you may lose money.
Performance
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows the volatility or variability of the Fund’s annual total returns over time and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a comparable broad-based securities index. The Fund has selected the MSCI All-Country World Index to replace the MSCI World Index as its broad-based securities market index. The Master Global Growth Fund’s investment adviser believes that the MSCI All-Country World Index better reflects the market sectors and securities in which the Master Global Growth Fund invests than the MSCI World Index. Remember, however, that past performance is not necessarily an indication of how the Fund will perform in the future. The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance contracts. If these amounts were reflected, returns would be less than those shown.

The Feeder Fund commenced operations on May 1, 2006 (the “Commencement Date”). Performance shown prior to that date is that of Class 1 Shares of the Master Global Growth Fund adjusted to reflect the gross annual Feeder Fund operating expenses in effect on the Commencement Date (excluding fee waivers and reimbursements). If current annual Feeder Fund operating expenses were used to calculate performance prior to the Commencement Date, the performance could be higher or lower than that shown. Performance shown after the Commencement Date is the Feeder Fund’s actual performance.
Annual Total Returns – Class II Shares (Years Ended December 31,)

Best Quarter: 22.13% – 2nd qtr. of 2009 Worst Quarter: -20.18% – 4th qtr. of 2008
Average Annual Total Returns (For Periods Ended December 31, 2011):
Average Annual Total Returns American Funds NVIT Global Growth Fund	1 Year	5 Years	10 Years
Class II shares	(9.31%)	0.06%	5.75%
MSCI All-Country World Index (reflects no deduction for fees or expenses)	(7.35%)	(1.93%)	4.24%
MSCI World Index (reflects no deduction for fees or expenses)	(5.54%)	(2.37%)	3.62%